Note 6 - Derivative Financial Instruments (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) T	Mar. 31, 2021 USD ($)
Derivative asset		$ 933,200
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		13,539,700
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification from AOCI, Current Period, Tax, Total		5,102,597	$ 1,549,743
Closed Hedges with Hedged Transaction Still Expected to Occur [Member]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		5,500,620
Open Hedges Subject To Fair Value Changes [Member]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		$ 8,039,080
Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		24,880
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		13,920
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		14,640
Other Current Assets [Member]
Derivative, Collateral, Right to Reclaim Cash		$ 13,523,416	12,001,485
Commodity Contract [Member] | Accounts Payable and Accrued Liabilities [Member]
Hedging Liabilities, Current			$ 501,360
Nonoperating Income (Expense) [Member]
Derivative, Gain (Loss) on Derivative, Net, Total	$ (9,930,720)